Income Taxes (Details) - Schedule of Unused Tax Losses - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Unused Tax Losses Abstract
Mineral property interests	$ 9,831,000	$ 8,833,000
Equipment	360,000	360,000
Operating losses carried forward	15,396,000	13,691,000
Capital losses and other	3,750,000	3,555,000
Unrecognized deductible temporary differences	$ 29,337,000	$ 26,439,000